Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2013	Jun. 30, 2013
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.05	$ 0.05
Common stock, authorized	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, outstanding	7,661,000	7,661,000